Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from related parties
Revenue from related parties		$ 3,101,124	$ 3,042,461	$ 1,850,825
Loans from related parties
Loans from related parties		4,922,500	7,645,708	6,325,861
Repayment of loan from related parties
Repayment of loan from related parties		1,064,503	549,858
Interest expenses for loans from a related parties
Interest expenses for loans from a related parties		864,130	583,605	94,956
Shanghai Huijie [Member]
Revenue from related parties
Revenue from related parties	[1]	1,880,944	2,860,019	1,723,973
Receipt in advance from a related party
Receipt in advance from a related party	[1]	98,591	456,984
Shanghai Youmier [Member]
Revenue from related parties
Revenue from related parties	[2]	1,126,296
Technical and promotional support cost with a related party
Technical and promotional support cost with a related party	[3]	254,205	370,124
Shanghai Mobi [Member]
Revenue from related parties
Revenue from related parties		93,884	177,274
Gaea Mobile Limited [Member]
Revenue from related parties
Revenue from related parties			5,168	126,852
Loans from related parties
Loans from related parties	[4]	48,000	855,000	660,000
Interest expenses for loans from a related parties
Interest expenses for loans from a related parties	[4]	220	54,192	14,550
Wang Linglu [Member]
Loans from related parties
Loans from related parties	[5]	2,824,500
Xiaoting Wang [Member]
Loans from related parties
Loans from related parties	[5]			2,129,968
Repayment of loan from related parties
Repayment of loan from related parties	[5]	20,738	445,831
Interest expenses for loans from a related parties
Interest expenses for loans from a related parties	[5]		84,479	49,891
Yanzhi Wang [Member]
Loans from related parties
Loans from related parties	[5]			2,005,953
Interest expenses for loans from a related parties
Interest expenses for loans from a related parties	[5]		89,472	11,788
Beijing Gaea [Member]
Loans from related parties
Loans from related parties	[6]		3,492,347
Repayment of loan from related parties
Repayment of loan from related parties	[6]	1,007,047
Interest expenses for loans from a related parties
Interest expenses for loans from a related parties	[6]	215,729	163,972
Avatar [Member]
Loans from related parties
Loans from related parties	[4]	1,500,000	2,685,000	420,000
Interest expenses for loans from a related parties
Interest expenses for loans from a related parties	[4]	104,671	112,340	4,098
Gaea HK [Member]
Loans from related parties
Loans from related parties	[4]		545,000
Interest expenses for loans from a related parties
Interest expenses for loans from a related parties	[4]		1,277
Yang Gao [Member]
Loans from related parties
Loans from related parties			68,361	77,510
Yiran Xu [Member]
Loans from related parties
Loans from related parties	[7]	550,000		775,098
Interest expenses for loans from a related parties
Interest expenses for loans from a related parties	[7]	73,080	66,773	6,158
Share-based compensation granted to a related party
Share-based compensation granted to a related party		15,095,968	4,528,788	25,663,139
Horgos Gaea [Member]
Loans from related parties
Loans from related parties	[8]			257,332
Interest expenses for loans from a related parties
Interest expenses for loans from a related parties	[8]	10,550	11,100	8,471
Gao Yang [Member]
Repayment of loan from related parties
Repayment of loan from related parties		36,718	104,027
Linglu Wang [Member]
Interest expenses for loans from a related parties
Interest expenses for loans from a related parties	[5]	412,175
Gaea Holdings [Member]
Interest expenses for loans from a related parties
Interest expenses for loans from a related parties	[4]	47,705
Shenzhen Gaea [Member]
Technical and promotional support cost with a related party
Technical and promotional support cost with a related party				408,267
Ke Xing [Member]
Payables, loans and interests from related party converted to equity
Payables, loans and interests from related party converted to equity				32,102,975
Qu Xiaodan [Member]
Payables due to a related party waived by
Payables due to a related party waived by				$ 15,089

[1]	The Group has entered into a framework service agreement with Shanghai Huijie in which the Group provides animation production services to Shanghai Huijie for multiple animation projects. Accounts due from Shanghai Huijie represented the revenue invoiced but not collected yet. Amount due to Shanghai Huijie represented advance from Shanghai Huijie for the animation production services provided.
[2]	The Group had entered into an exclusive publishing agreement with Shanghai Youmier, pursuant to which Shanghai Youmier acted as the exclusive publisher for Project A in China mainland. Project A was a mobile game developed by the Group and was commercially published in February 2023 by Shanghai Youmier. The Group recorded revenue share of the game from Shanghai Youmier as revenue, and the amount due from Shanghai Youmier represented the revenue invoiced but not collected yet.
[3]	The Group has engaged Shenzhen Gaea to support the operation and marketing of one of its mobile games from 2020 to 2021. And the balance represented the unpaid amounts accrued under such arrangement. In January 2022, an amendment was entered into among Shenzhen Gaea, Shanghai Youmier and the Group, pursuant to which Shanghai Youmier shall replace Shenzhen Gaea to provide such operation and marketing services starting from January 2022. The balance owed to Shanghai Youmier represented the unpaid service fees starting from January 2022 under this agreement. Both Shenzhen Gaea and Shanghai Youmier have issued letter of not demanding repayment with regard to all the outstanding payables owed by the Group till April 2026 and April 2025, respectively. Therefore, amounts due to Shenzhen Gaea and Shanghai Youmier were classified into non-current liabilities.
[4]	The balances as of December 31, 2022 represented the working capital loans from related parties with annualized interest rate ranging from 4.5% to 4.75% and the accrued interest. In September 2023, Gaea Mobile Limited and Gaea HK transferred all the loans and accrued interests to Gaea Holdings. Concurrently, the Group entered into debt conversion agreements with Avatar and Gaea Holdings, pursuant to which Avatar and Gaea shall convert their debts, being $4,826,109 and $2,177,725, respectively, into Class A ordinary shares in the Company, at a determined share price; all the loans shall cease to accrue any additional interests up to June 30, 2023. As of December 31, 2023, the debt conversion transaction wasn’t closed yet.
[5]	The Group had obtained multiple loans from Mr. Yanzhi Wang and Ms. Xiaoting Wang to support its working capital needs in 2021. These loans bore an interest rate of 5.5% per annum. As of December 31, 2022, the Group had total amounts of the loans and accrued interests due to Mr. Yanzhi Wang and Ms. Xiaoting Wang of $1,974,438 and $1,686,782, respectively. In April 2023, Mr. Yanzhi Wang and Ms. Xiaoting Wang transferred all the outstanding amounts to Ms. Linglu Wang. Upon the transfer, Ms. Linglu Wang agreed to an unchanged 5.5% annual interest rate and a maturity date of April 2025 for all the loans due to her. In addition, in April 2023, the Group obtained a one-year loan from Ms. Linglu Wang. The principal amount of the loan was RMB20,000,000 (equivalent to $2,824,500) and it bears an interest rate of 8% per annum.
[6]	The balance due to Beijing Gaea was comprised of: (1) working capital loans, which the Group obtained from Beijing Gaea in 2022 with an interest rate of 7.46% per annum, together with accrued interests, in an aggregate amount of $2,676,111; and (2) service fees of $56,610, incurred prior to 2020, for the administrative services provided by Beijing Gaea to the Group. The maturity dates of the loans were extended to ranging from January to December 2025, and hence the outstanding balance was classified as non-current.
[7]	The balance as of December 31, 2022 and 2023 represented the working capital loans from Mr. Yiran Xu with an average interest rate of 8.4% per annum. The maturity dates of the loans were extended to ranging from August to December 2025, and hence the outstanding balance was classified as non-current.
[8]	The balance as of December 31, 2022 and 2023 represented the working capital loans from Horgos Gaea with an interest rate of 4.5% per annum and maturity date of April 2025.